Share-Based Compensation (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Grant date weighted average fair value	$ 5.38	$ 7.94
Stock Option [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected life (in years)	6 years 25 days	7 years 3 months 18 days
Expected volatility	73.30%	76.40%
Risk-free interest rate	2.77%	1.87%